Basis of Presentation and Summary of Significant Accounting Policies (Accounting Pronouncements) (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2018
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit	$ (18,900)				$ (19,257)				$ (18,900)	$ (19,257)
Increase in revenues	$ 3,921	$ 3,171	$ 3,257	$ 3,343	$ 3,518	$ 3,084	$ 2,976	$ 3,588	13,692	13,166	$ 12,671
New Accounting Pronouncement, Early Adoption [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Debt prepayment costs									52
Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net benefit costs, other than service cost									438	$ 281	$ 26
Revenue from Contracts with Customers [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Increase in revenues									$ 275
Scenario, Forecast [Member] | Revenue from Contracts with Customers [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Accumulated deficit												$ 263